Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2050 Fund - Fidelity Sustainable Target Date 2050 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505